Debt - Schedule of Long-term Debt Instruments (Details) - USD ($)	Mar. 31, 2020	Mar. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total debt	$ 411,750,000		$ 358,500,000	$ 232,625,000
Less: Debt issuance costs	(8,662,000)		(8,808,000)	(1,230,000)
Total debt, net of debt issuance costs	403,088,000		349,692,000	231,395,000
Less: Current maturities	(18,250,000)		(15,000,000)	(62,500,000)
Total debt, net of current maturities	384,838,000		334,692,000	168,895,000
New Credit Facility | Revolving credit facility
Debt Instrument [Line Items]
Total debt	50,500,000		58,500,000	0
New Credit Facility | Delayed Draw Term Loan (DDTL)
Debt Instrument [Line Items]
Total debt	124,250,000	$ 65,000,000	60,000,000	0
New Credit Facility | Term Loan
Debt Instrument [Line Items]
Total debt	$ 237,000,000		240,000,000	0
Prior Credit Facility | Revolving credit facility
Debt Instrument [Line Items]
Total debt			85,000,000.0	50,000,000
Prior Credit Facility | Revolving credit facility | Scenario, Previously Reported [Member]
Debt Instrument [Line Items]
Total debt			0
Prior Credit Facility | Contract draw loan
Debt Instrument [Line Items]
Total debt			0	67,000,000
Prior Credit Facility | Term Loan
Debt Instrument [Line Items]
Total debt			$ 0	$ 115,625,000